THE ADVISORS' INNER CIRCLE FUND

                 CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
                 CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
                     CORNERSTONE ADVISORS REAL ASSETS FUND
                                 (THE "FUNDS")

               SUPPLEMENT DATED AUGUST 7, 2017 TO THE PROSPECTUS
                     DATED MARCH 1, 2017 (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
    IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

A. Mark Wilkerson no longer serves as a portfolio manager of the Funds. Accordingly, all references to Mark Wilkerson are hereby deleted from the Prospectus.

B. On July 17, 2017, shareholders of the Cornerstone Advisors Income Opportunities Fund (the "Income Opportunities Fund") approved a new investment sub-advisory agreement between Cornerstone Advisors, Inc., the investment adviser of the Income Opportunities Fund, and Allianz Global Investors U.S. LLC ("AllianzGI US"). As a result, AllianzGI US now serves as a sub-adviser to the Income Opportunities Fund. Accordingly, the Prospectus is hereby supplemented as follows:

1. THE FOLLOWING DISCLOSURE IS HEREBY ADDED IN THE INCOME OPPORTUNITIES FUND'S "INVESTMENT ADVISER AND PORTFOLIO MANAGERS" SUMMARY SECTION:

ALLIANZ GLOBAL INVESTORS U.S. LLC

Justin Kass, Managing Director and Portfolio Manager, has managed the portion of the Fund's assets allocated to Allianz Global Investors U.S. LLC ("AllianzGI US") since 2017.

2. THE FOLLOWING DISCLOSURE IS HEREBY ADDED AT THE END OF THE "INVESTMENT ADVISER AND PORTFOLIO MANAGERS" SECTION:

A discussion regarding the basis for the Board's approval of the investment sub-advisory agreement between the Adviser and AllianzGI US with respect to the Income Opportunities Fund will be available in the Funds' Annual Report dated October 31, 2017, which will cover the period from November 1, 2016 to October 31, 2017.

3. THE FOLLOWING DISCLOSURE IS HEREBY ADDED UNDER THE "INCOME OPPORTUNITIES FUND" HEADING IN THE "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS"
     SECTION:

ALLIANZ GLOBAL INVESTORS U.S. LLC ("AllianzGI US"), 1633 Broadway New York, New York 10019, serves as investment sub-adviser to a portion of the assets of the Income Opportunities Fund. AllianzGI US, a Delaware limited liability company, was founded in 2009 and is a wholly owned subsidiary of Allianz Asset Management of America LP. Allianz SE, a public company, indirectly holds a controlling interest in Allianz Asset Management of America LP. As of June 30, 2017, AllianzGI US had approximately $103.7 billion in assets under management.

PORTFOLIO MANAGERS:

     Mr. Kass, CFA, Managing Director and Portfolio Manager, joined AllianzGI US in 2000 and has managed the portion of the assets of the Income Opportunities Fund allocated to AllianzGI US since 2017. He has portfolio-management and research responsibilities for the Income and Growth Strategies team. Mr. Kass has 20 years of investment-industry experience. He has a B.S. from the University of California, Davis, and an M.B.A. from the UCLA Anderson School of Management.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                        THE ADVISORS' INNER CIRCLE FUND

                 CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
                 CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
                     CORNERSTONE ADVISORS REAL ASSETS FUND
                                 (THE "FUNDS")

                        SUPPLEMENT DATED AUGUST 7, 2017
             TO THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
                              DATED MARCH 1, 2017

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
           IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

A. Mark Wilkerson no longer serves as a portfolio manager of the Funds. Accordingly, all references to Mark Wilkerson are hereby deleted from the SAI.

B. On July 17, 2017, shareholders of the Cornerstone Advisors Income Opportunities Fund (the "Income Opportunities Fund") approved a new investment sub-advisory agreement between Cornerstone Advisors, Inc., the investment adviser of the Income Opportunities Fund, and Allianz Global Investors U.S. LLC ("AllianzGI US"). As a result, AllianzGI US now serves as a sub-adviser to the Income Opportunities Fund. Accordingly, the SAI is hereby supplemented as follows:

1. "ALLIANZ GLOBAL INVESTORS U.S. LLC" IS HEREBY ADDED TO THE "INCOME OPPORTUNITIES FUND" ROW OF THE TABLE UNDER THE "SUB-ADVISERS" HEADING IN "THE ADVISER AND SUB-ADVISERS" SECTION.

2. THE FIRST PARAGRAPH UNDER THE "ALLIANZ GLOBAL INVESTORS U.S. LLC" HEADING IN "THE PORTFOLIO MANAGERS" SECTION IS HEREBY DELETED AND REPLACED WITH THE
     FOLLOWING:

Allianz Global Investors U.S. LLC ("AllianzGI US"), 1633 Broadway New York, New York 10019, formerly Allianz Global Investors Capital LLC, serves as investment sub-adviser to a portion of the assets of the Global Public Equity and Income Opportunities Funds. AllianzGI US, a Delaware limited liability company, was founded in 2009 and is a wholly owned subsidiary of Allianz Asset Management of America LP. Allianz SE, a public company, indirectly holds a controlling interest in Allianz Asset Management of America LP. As of June 30, 2017, AllianzGI US had approximately $103.7 billion in assets under management.

3. THE TABLE UNDER THE "ALLIANZ GLOBAL INVESTORS U.S. LLC - OWNERSHIP OF FUND SHARES" SUB-HEADING IN "THE PORTFOLIO MANAGERS" SECTION IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

--------------------------------------------------------------------------------
NAME                                      DOLLAR RANGE OF FUND SHARES OWNED
--------------------------------------------------------------------------------
Robert S. Marren                                     None(1)
--------------------------------------------------------------------------------
K. Mathew Axline, CFA                                None(1)
--------------------------------------------------------------------------------
Stephen W. Lyford                                    None(1)
--------------------------------------------------------------------------------
Justin Kass                                          None(2)
--------------------------------------------------------------------------------

(1)  Valuation date is October 31, 2016.
(2)  Valuation date is June 30, 2017.

4. THE DISCLOSURE UNDER THE "ALLIANZ GLOBAL INVESTORS U.S. LLC - OTHER ACCOUNTS" SUB-HEADING IN "THE PORTFOLIO MANAGERS" SECTION IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

OTHER ACCOUNTS. In addition to the Global Public Equity and Income Opportunities Funds, the portfolio managers may also be responsible for the day-to-day management of certain other accounts, as indicated by the following table. The information below is provided as of October 31, 2016, except as otherwise indicated.

-----------------------------------------------------------------------------------------------------------------------

                                REGISTERED                    OTHER POOLED
                          INVESTMENT COMPANIES           INVESTMENT VEHICLES              OTHER ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------
                         NUMBER OF    TOTAL ASSETS      NUMBER OF    TOTAL ASSETS      NUMBER OF    TOTAL ASSETS
PORTFOLIO MANAGER        ACCOUNTS     (IN MILLIONS)     ACCOUNTS     (IN MILLIONS)     ACCOUNTS     (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------------------
Robert S. Marren            5          $   120.14          2          $     16.01          8         $   323.18
                            0          $        0          1 *        $     12.31          2 *       $   123.13
-----------------------------------------------------------------------------------------------------------------------
K. Mathew Axline, CFA       3          $   102.06          2          $     16.01          8         $   323.18
                            0          $        0          1 *        $     12.31          2 *       $   123.13
-----------------------------------------------------------------------------------------------------------------------
Stephen W. Lyford           3          $   102.06          2          $     16.01          8         $   323.18
                            0          $        0          1 *        $     12.31          2 *       $   123.13
-----------------------------------------------------------------------------------------------------------------------
Justin Kass **              7          $ 7,094.26         20          $ 26,821.58         17         $ 3,591.89
                            0          $        0          4 *        $  1,695.81          2 *       $   202.35
-----------------------------------------------------------------------------------------------------------------------

* These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.
**   Provided as of June 30, 2017.

5. THE DISCLOSURE UNDER THE "ALLIANZ GLOBAL INVESTORS U.S. LLC - CONFLICTS OF INTEREST" SUB- HEADING IN "THE PORTFOLIO MANAGERS" SECTION IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

CONFLICTS OF INTEREST. Like other investment professionals with multiple clients, a portfolio manager may face certain potential conflicts of interest in connection with managing the Global Public Equity Fund's or Income Opportunities Fund's investments, on the one hand, and the investments of other accounts, on the other hand. The paragraphs below describe some of these potential conflicts, which AllianzGI US believes are faced by investment professionals at most major financial firms.

AllianzGI US has adopted compliance policies and procedures that address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

o The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

o The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

o The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

When AllianzGI US considers the purchase or sale of a security to be in the best interest of a Fund and other accounts, the trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold, for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. AllianzGI US considers many factors when allocating securities among accounts, including the account's investment style, applicable investment restrictions, availability of securities, available cash and other current holdings. AllianzGI US attempts to allocate investment opportunities among accounts in a fair and equitable manner. However, accounts are not assured of participating equally or at all in particular investment allocations due to such factors as noted above. "Cross trades," in which one AllianzGI US account sells a particular security to another account (potentially saving transaction costs for both accounts) may also pose a potential conflict of interest when cross trades are effected in a manner perceived to favor one client over another. For example, AllianzGI US may cross a trade between performance fee account and a fixed fee account that results in a benefit to the performance fee account and a detriment to the fixed fee account. AllianzGI US has adopted compliance procedures that provide that all cross trades are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise from the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are subject to suitability for the particular account involved. Thus, a particular security may not be bought or sold for certain accounts even though it was bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. AllianzGI US maintains trading policies designed to provide portfolio managers an opportunity to minimize the effect that short sales in one portfolio may have on holdings in other portfolios.

A portfolio manager who is responsible for managing multiple accounts may devote unequal time and attention to the management of those accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio manager(s) may be able to select or influence the selection of the brokers/dealers that are used to execute securities transactions for that Fund. In addition to executing trades, some brokers and dealers provide AllianzGI US with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to a Fund or certain accounts than to others. In order to be assured of continuing to receive services considered of value to its clients, AllianzGI US has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the 1934 Act. The payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a Fund.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity.

AllianzGI US investment personnel, including each Fund's portfolio manager(s), are subject to restrictions on engaging in personal securities transactions pursuant to the Code of Ethics, which contains provisions and requirements designed to identify and address conflicts of interest between personal investment activities and the interests of the Global Public Equity Fund or the Income Opportunities Fund. The Code of Ethics is designed to ensure that the personal securities transactions, activities and interests of the employees of AllianzGI US will not interfere with: (i) making decisions in the best interest of advisory clients (including the Global Public Equity and Income Opportunities Funds); or (ii) implementing such decisions while at the same time allowing employees to invest for their own accounts.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.